INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31,
	2016	2015

Raw materials	$1,257	$1,584
Finished goods	5,978	8,585

	$7,235	$10,169